Total operating costs - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Income And Expense [Line Items]
Employee benefits	€ 2,624	€ 2,433	€ 2,318
Acquisition-related costs	14
Restructuring charges including accelerated depreciation	264	94	163
Impairment losses	189
Total selling and distribution expenses	3,345	3,178	2,984
Total administrative expenses	1,734	1,310	1,250
Total operating expenses	5,079	4,488	4,234
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	1,023	958	851
Employee benefits	1,189	1,116	1,110
Depreciation of property, plant and equipment, excluding restructuring	252	236	246
Amortisation of intangible assets	1	6	7
Restructuring charges including accelerated depreciation	2	0	1
Impairment losses	6	0	0
Other selling and distribution expenses	872	862	769
Administrative expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	4	3	16
Employee benefits	615	608	544
Depreciation of property, plant and equipment, excluding restructuring	86	93	99
Amortisation of intangible assets	179	130	94
Acquisition-related costs	14	12	3
Restructuring charges including accelerated depreciation	252	85	143
Impairment losses	129	0	0
Other selling and distribution expenses	€ 455	€ 379	€ 351